SCHEDULE OF ALLOCATION OF EMPLOYEE STOCK-BASED COMPENSATION EXPENSE BY FUNCTIONAL AREA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 1,494	$ 1,724
Cost of Revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	36	33
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	195	325
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	153	47
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 1,110	$ 1,319